OTHER ASSETS	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS	OTHER ASSETS

(US $ millions)	Note	Dec 31, 2017	Dec 31, 2016
Defined benefit pension asset	10	$2	$—
Foreign currency forward contracts	18	1	—
Investment tax credit receivable		—	13
Other		—	1
		$3	$14